Retained Earnings and Reserves - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Reserves and registered capital of PRC subsidiaries	$ 408,660	$ 408,500